Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2015-4 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

March 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	50	1,111,172.84	86	1,872,524.66
Liquidation Proceeds and Recoveries on Defaulted Receivables	49	669,877.27	75	1,109,304.59
Net Loss Amount	50	441,295.57	86	763,220.07
Net Loss % of Average Portfolio Balance (Annualized)		0.52%
Cumulative Net Loss % of Initial Balance				0.06%
Average Net Loss of Assets Experiencing a Loss				8,874.65